Fair Value Measurements - Summary of Changes in the Fair Value of the Yorkville Convertible Note (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Fair Value Measurements (Details) [Line Items]
Loss on debt issuance	$ 171,000	$ 0
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) [Line Items]
Balance at December 31, 2023	1,766,000
Balance at March 31, 2024	3,064,000		$ 1,766,000
Fair Value, Inputs, Level 3 [Member] | Yorkville Convertible Notes [Member]
Fair Value Measurements (Details) [Line Items]
Balance at December 31, 2023	1,766,000	$ 0	0
Issuance of Yorkville convertible note	2,250,000		1,800,000
Loss on debt issuance	171,000
Payment in shares to settle Yorkville convertible notes	(1,667,000)
Change in fair value	544,000		(34,000)
Balance at March 31, 2024	$ 3,064,000		$ 1,766,000